UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
November 30, 2015
unaudited
Bonds, notes & other debt instruments 99.35% U.S. Treasury bonds & notes 60.66% U.S. Treasury 44.85%	Principal amount (000)	Value (000)
U.S. Treasury 0.625% 2016	$8,890	$8,893
U.S. Treasury 1.50% 2019[1]	303,000	303,367
U.S. Treasury 1.50% 2019	17,000	17,002
U.S. Treasury 1.625% 2019	83,100	83,473
U.S. Treasury 1.625% 2019[1]	52,900	53,305
U.S. Treasury 1.75% 2019	74,000	74,818
U.S. Treasury 3.625% 2019	36,000	38,863
U.S. Treasury 1.25% 2020	90,500	89,443
U.S. Treasury 1.25% 2020	15,600	15,404
U.S. Treasury 1.375% 2020	623,998	615,686
U.S. Treasury 1.375% 2020	80,000	78,966
U.S. Treasury 1.375% 2020	36,000	35,669
U.S. Treasury 1.375% 2020	27,000	26,799
U.S. Treasury 1.625% 2020	279,000	278,696
U.S. Treasury 1.625% 2020	131,500	131,438
U.S. Treasury 8.75% 2020	5,255	6,946
U.S. Treasury 2.00% 2021	550	554
U.S. Treasury 2.25% 2021	154,600	158,453
U.S. Treasury 3.625% 2021	8,300	9,073
U.S. Treasury 8.00% 2021	3,400	4,579
U.S. Treasury 1.625% 2022	83,758	81,752
U.S. Treasury 1.75% 2022	62,600	61,923
U.S. Treasury 1.75% 2022	47,000	46,420
U.S. Treasury 1.875% 2022	109,800	108,955
U.S. Treasury 1.875% 2022	2,250	2,239
U.S. Treasury 2.00% 2022	30,000	30,062
U.S. Treasury 2.125% 2022	1,500	1,515
U.S. Treasury 2.50% 2023	31,325	32,320
U.S. Treasury 2.75% 2023	147,900	155,277
U.S. Treasury 2.75% 2024	112,700	118,106
U.S. Treasury 2.00% 2025	111,300	109,116
U.S. Treasury 2.25% 2025	57,000	57,182
U.S. Treasury 6.25% 2030	5,250	7,656
U.S. Treasury 2.875% 2043	6,160	6,033
U.S. Treasury 3.125% 2043	12,450	12,820
U.S. Treasury 3.625% 2043	8,700	9,846
U.S. Treasury 2.875% 2045	181,125	177,079
U.S. Treasury 3.00% 2045	161,875	162,524
		3,212,252
U.S. Treasury inflation-protected securities 15.81%
U.S. Treasury Inflation-Protected Security 0.135% 2016[2]	21,561	21,463
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	116,652	115,779
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,833	7,664
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,629	7,384
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,401	6,318
U.S. Government Securities Fund — Page 1 of 9

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	$160,945	$154,512
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	78,263	75,496
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	428,164	419,078
U.S. Treasury Inflation-Protected Security 2.375% 2025[2]	59,963	69,025
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	899	1,012
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	285,671	255,016
		1,132,747
Total U.S. Treasury bonds & notes		4,344,999
Mortgage-backed obligations 32.14% Federal agency mortgage-backed obligations 31.59%
Fannie Mae 3.347% 2017[3]	2,816	2,914
Fannie Mae 10.50% 2018[3]	186	210
Fannie Mae 5.50% 2023[3]	958	1,044
Fannie Mae 6.00% 2024[3]	583	659
Fannie Mae 10.482% 2025[3,4]	258	280
Fannie Mae 6.00% 2026[3]	33	37
Fannie Mae 6.50% 2027[3]	1,006	1,144
Fannie Mae 6.50% 2027[3]	406	462
Fannie Mae 5.00% 2028[3]	499	550
Fannie Mae 8.00% 2031[3]	670	780
Fannie Mae 3.00% 2035[3]	31,807	32,633
Fannie Mae 3.00% 2035[3]	19,422	19,926
Fannie Mae 3.00% 2035[3]	5,716	5,865
Fannie Mae 3.50% 2035[3]	28,100	29,421
Fannie Mae 6.50% 2037[3]	369	420
Fannie Mae 6.50% 2037[3]	337	370
Fannie Mae 6.50% 2037[3]	139	158
Fannie Mae 7.00% 2037[3]	466	517
Fannie Mae 7.00% 2037[3]	276	306
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	75	84
Fannie Mae 6.00% 2038[3]	222	251
Fannie Mae 7.00% 2038[3]	796	884
Fannie Mae 4.00% 2041[3]	17,546	18,856
Fannie Mae 5.00% 2041[3]	2,418	2,726
Fannie Mae 5.00% 2041[3]	1,769	1,995
Fannie Mae 5.00% 2041[3]	1,273	1,435
Fannie Mae 5.00% 2041[3]	857	967
Fannie Mae 4.00% 2042[3]	12,411	13,333
Fannie Mae 4.00% 2042[3]	728	782
Fannie Mae 4.00% 2043[3]	6,168	6,642
Fannie Mae 4.00% 2044[3]	5,316	5,706
Fannie Mae 4.00% 2045[3,5]	85,700	90,937
Fannie Mae, Series 2001-4, Class NA, 9.748% 2025[3,4]	58	64
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	355	397
Fannie Mae, Series 2001-20, Class E, 9.571% 2031[3,4]	12	13
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,484	1,322
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	965	847
Fannie Mae, Series 2006-65, Class PF, 0.501% 2036[3,4]	1,238	1,241
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	345	377
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.738% 2048[3,4,6]	281	281
Freddie Mac 10.00% 2025[3]	144	154
U.S. Government Securities Fund — Page 2 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.00% 2026[3]	$410	$462
Freddie Mac 6.00% 2027[3]	2,085	2,348
Freddie Mac 3.50% 2034[3]	10,553	11,069
Freddie Mac 3.00% 2035[3]	21,686	22,262
Freddie Mac 3.50% 2035[3]	36,488	38,281
Freddie Mac 3.50% 2035[3]	25,265	26,472
Freddie Mac 3.50% 2035[3]	21,202	22,242
Freddie Mac 3.50% 2035[3]	7,078	7,427
Freddie Mac 2.514% 2036[3,4]	651	692
Freddie Mac 6.50% 2037[3]	155	170
Freddie Mac 5.00% 2041[3]	5,738	6,429
Freddie Mac 4.00% 2043[3]	9,247	9,889
Freddie Mac 4.00% 2043[3]	4,955	5,300
Freddie Mac 4.00% 2043[3]	3,810	4,085
Freddie Mac 4.00% 2043[3]	2,445	2,615
Freddie Mac 4.00% 2043[3]	1,611	1,723
Freddie Mac 4.00% 2044[3]	4,033	4,326
Freddie Mac, Series 2289, Class NA, 9.95% 2020[3,4]	30	31
Freddie Mac, Series 2289, Class NB, 9.00% 2022[3,4]	16	18
Freddie Mac, Series 1567, Class A, 0.597% 2023[3,4]	13	13
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	37	38
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	1,864	1,742
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	811	758
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	739	666
Freddie Mac, Series 3156, Class PF, 0.447% 2036[3,4]	2,214	2,216
Government National Mortgage Assn. 10.00% 2019[3]	108	117
Government National Mortgage Assn. 10.00% 2021[3]	53	60
Government National Mortgage Assn. 6.50% 2029[3]	513	557
Government National Mortgage Assn. 6.50% 2032[3]	782	898
Government National Mortgage Assn. 6.50% 2037[3]	540	616
Government National Mortgage Assn. 5.50% 2038[3]	588	660
Government National Mortgage Assn. 5.50% 2038[3]	96	104
Government National Mortgage Assn. 6.00% 2038[3]	742	852
Government National Mortgage Assn. 6.50% 2038[3]	478	541
Government National Mortgage Assn. 6.50% 2038[3]	268	296
Government National Mortgage Assn. 6.50% 2038[3]	211	240
Government National Mortgage Assn. 6.50% 2038[3]	196	223
Government National Mortgage Assn. 4.00% 2039[3]	822	874
Government National Mortgage Assn. 4.00% 2039[3]	87	93
Government National Mortgage Assn. 5.00% 2039[3]	2,098	2,320
Government National Mortgage Assn. 6.00% 2039[3]	3,919	4,448
Government National Mortgage Assn. 6.50% 2039[3]	916	1,073
Government National Mortgage Assn. 4.50% 2040[3]	1,666	1,814
Government National Mortgage Assn. 5.00% 2040[3]	872	957
Government National Mortgage Assn. 5.00% 2040[3]	440	483
Government National Mortgage Assn. 5.50% 2040[3]	6,082	6,826
Government National Mortgage Assn. 3.50% 2041[3]	938	968
Government National Mortgage Assn. 4.00% 2041[3]	349	361
Government National Mortgage Assn. 4.50% 2041[3]	19,237	20,707
Government National Mortgage Assn. 5.00% 2041[3]	11,208	12,155
Government National Mortgage Assn. 5.00% 2041[3]	213	225
Government National Mortgage Assn. 5.50% 2041[3]	533	572
Government National Mortgage Assn. 5.50% 2041[3]	414	445
Government National Mortgage Assn. 5.50% 2041[3]	249	268
U.S. Government Securities Fund — Page 3 of 9

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 6.00% 2041[3]	$89	$97
Government National Mortgage Assn. 6.50% 2041[3]	3,236	3,615
Government National Mortgage Assn. 3.50% 2042[3]	565	591
Government National Mortgage Assn. 4.00% 2042[3]	4,549	4,798
Government National Mortgage Assn. 4.00% 2042[3]	2,366	2,494
Government National Mortgage Assn. 3.50% 2043[3]	5,921	6,207
Government National Mortgage Assn. 4.50% 2043[3]	976	1,050
Government National Mortgage Assn. 4.50% 2044[3]	33	36
Government National Mortgage Assn. 4.00% 2045[3,5]	922,440	980,039
Government National Mortgage Assn. 4.00% 2045[3]	314,608	334,843
Government National Mortgage Assn. 4.00% 2045[3]	11,077	11,809
Government National Mortgage Assn. 4.00% 2045[3]	4,188	4,461
Government National Mortgage Assn. 4.50% 2045[3]	122,264	131,542
Government National Mortgage Assn. 4.50% 2045[3]	69,464	74,765
Government National Mortgage Assn. 4.50% 2045[3]	52,619	56,586
Government National Mortgage Assn. 4.50% 2045[3]	20,644	22,208
Government National Mortgage Assn. 4.50% 2045[3]	15,965	17,168
Government National Mortgage Assn. 4.50% 2045[3]	10,328	11,107
Government National Mortgage Assn. 4.50% 2045[3]	3,803	4,090
Government National Mortgage Assn. 5.922% 2058[3]	5,187	5,420
Government National Mortgage Assn. 6.172% 2058[3]	132	136
Government National Mortgage Assn. 6.22% 2058[3]	865	895
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	834	846
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	2,601	2,790
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	1,453	1,512
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	13,792	14,236
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.428% 2060[3,4]	40,463	43,472
National Credit Union Administration, Series 2010-R2, Class 1A, 0.562% 2017[3,4]	510	510
National Credit Union Administration, Series 2011-R3, Class 1A, 0.597% 2020[3,4]	1,167	1,170
National Credit Union Administration, Series 2011-R1, Class 1A, 0.642% 2020[3,4]	716	719
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	12,800	13,339
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	14,520	15,962
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	11,203	11,638
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	4,338	4,594
		2,262,775
Other mortgage-backed securities 0.55%
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.520% 2017[3,4]	824	825
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,422
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,672
Fannie Mae, Series 2014-M1, multifamily 3.426% 2023[3,4]	3,600	3,760
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	6,525	6,942
Freddie Mac, Series KGRP, Class A, multifamily 0.601% 2020[3,4]	3,060	3,074
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	2,791	2,856
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	1,872	1,928
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,725	1,713
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,415	2,495
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,222
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,266
Freddie Mac, Series K041, Class A2, multifamily 3.171% 2024[3]	3,075	3,180
		39,355
Total mortgage-backed obligations		2,302,130
U.S. Government Securities Fund — Page 4 of 9

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes 6.55%	Principal amount (000)	Value (000)
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	$1,777	$1,805
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,820	1,849
Fannie Mae 1.25% 2017	7,610	7,657
Fannie Mae 5.00% 2017	4,410	4,631
Fannie Mae 1.50% 2020	15,000	14,847
Fannie Mae 2.625% 2024	19,065	19,401
Fannie Mae 7.125% 2030	3,000	4,450
Federal Farm Credit Banks 0.247% 2017[4]	10,825	10,830
Federal Farm Credit Banks 0.287% 2017[4]	8,861	8,864
Federal Farm Credit Banks 0.60% 2017	74,292	74,048
Federal Home Loan Bank 0.375% 2016	28,875	28,859
Federal Home Loan Bank 0.50% 2016	11,605	11,602
Federal Home Loan Bank 3.375% 2023	14,160	15,227
Federal Home Loan Bank 5.50% 2036	700	922
Federal Home Loan Bank, Series 2816, 1.00% 2017	35,445	35,483
Freddie Mac 1.00% 2017	13,025	13,047
Freddie Mac 1.00% 2017	5,355	5,357
Freddie Mac 1.25% 2019	51,820	51,168
Private Export Funding Corp. 1.45% 2019	5,250	5,221
Private Export Funding Corp. 2.25% 2020	10,000	10,206
Private Export Funding Corp. 3.55% 2024	11,150	12,009
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	4	4
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	294	315
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	101	109
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	473	514
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	1,427	1,526
Tennessee Valley Authority 1.875% 2022	18,350	17,963
Tennessee Valley Authority 4.65% 2035	3,930	4,464
Tennessee Valley Authority 5.88% 2036	2,750	3,587
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,308
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	3,946
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,793
TVA Southaven 3.846% 2033[3]	2,824	2,917
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,933
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,629
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	6,122
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,550
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,045
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,921
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	20,052
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,708	1,766
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,897	2,018
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,496	1,586
		469,551
Total bonds, notes & other debt instruments (cost: $7,086,974,000)		7,116,680
Short-term securities 15.90%
Estée Lauder Companies Inc. 0.12% due 12/14/2015[6]	40,000	39,998
ExxonMobil Corp. 0.10% due 12/7/2015	5,700	5,700
Federal Home Loan Bank 0.13%–0.37% due 1/13/2016–5/16/2016	343,100	342,688
U.S. Government Securities Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Freddie Mac 0.15%–0.20% due 2/24/2016–3/17/2016	$360,200	$359,876
Kimberly-Clark Corp. 0.11% due 12/16/2015[6]	66,200	66,195
U.S. Treasury Bills 0.13%–0.31% due 2/18/2016–5/19/2016	325,000	324,624
Total short-term securities (cost: $1,139,416,000)		1,139,081
Total investment securities 115.25% (cost: $8,226,390,000)		8,255,761
Other assets less liabilities (15.25)%		(1,092,543)
Net assets 100.00%		$7,163,218
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $11,860,526,000.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9215%	7/15/2017	$300,000	$198
Receive	LCH.Clearnet	3-month USD-LIBOR	0.988	8/12/2017	300,000	438
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7005	10/19/2017	252,000	1,202
Pay	LCH.Clearnet	3-month USD-LIBOR	0.72	10/26/2017	707,250	3,197
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7225	10/26/2017	462,750	2,073
Pay	LCH.Clearnet	3-month USD-LIBOR	0.728	10/26/2017	222,000	970
Receive	LCH.Clearnet	3-month USD-LIBOR	0.909	11/6/2017	387,000	(441)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.223	11/7/2017	883,776	(336)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.88144	11/9/2017	664,000	(1,135)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.979	11/12/2017	623,000	50
Receive	LCH.Clearnet	3-month USD-LIBOR	0.947	11/17/2017	235,000	(136)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.1225	9/16/2018	200,000	(386)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.0245	10/1/2018	270,000	1,318
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9895	10/9/2018	340,000	2,043
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9915	10/28/2018	430,000	2,726
Pay	LCH.Clearnet	3-month USD-LIBOR	0.98875	10/29/2018	430,000	2,748
Receive	LCH.Clearnet	3-month USD-LIBOR	1.515	6/4/2019	120,000	754
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	234,800	3,665
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	146,600	2,316
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	58,600	918
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	115,000	1,563
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	108,000	1,801
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,768
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	112,000	1,653
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	108,000	1,596
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	132,000	2,636
Pay	LCH.Clearnet	3-month USD-LIBOR	1.885	11/6/2019	458,070	(403)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	90,000	1,266
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	670,000	134
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	160,000	1,350
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	90,000	802
Receive	LCH.Clearnet	3-month USD-LIBOR	1.739	3/6/2020	216,000	2,516
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	133,000	810
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	5/18/2020	180,000	1,390
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8315	6/10/2020	150,000	2,196
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86375	6/11/2020	89,000	1,428
U.S. Government Securities Fund — Page 6 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.86%	6/19/2020	$120,000	$1,896
Receive	LCH.Clearnet	3-month USD-LIBOR	1.5005	9/25/2020	100,000	(195)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3875	10/15/2020	125,000	952
Pay	LCH.Clearnet	3-month USD-LIBOR	1.5565	11/9/2020	90,000	3
Receive	LCH.Clearnet	3-month USD-LIBOR	1.611	11/17/2020	110,000	267
Pay	LCH.Clearnet	3-month USD-LIBOR	1.594	11/25/2020	114,000	(163)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.569	12/2/2020	59,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	163,000	(491)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75918	4/29/2022	187,000	(183)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.138	6/22/2022	50,000	1,178
Pay	LCH.Clearnet	3-month USD-LIBOR	2.05875	7/31/2022	21,000	(385)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9605	8/5/2022	41,500	(492)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9405	9/1/2022	130,000	1,309
Receive	LCH.Clearnet	3-month USD-LIBOR	2.8	9/2/2022	560,000	3,875
Receive	LCH.Clearnet	3-month USD-LIBOR	2.75	9/2/2022	560,000	3,360
Receive	LCH.Clearnet	3-month USD-LIBOR	1.79	9/28/2022	76,000	(14)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.705	10/5/2022	100,000	(586)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.96516	11/10/2022	104,700	(1,116)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.847	11/27/2022	100,000	244
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(4,961)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(6,227)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	63,000	(3,660)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.217	2/23/2025	33,950	593
Pay	LCH.Clearnet	3-month USD-LIBOR	2.469	6/9/2025	23,000	(883)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.1885	9/8/2025	50,000	610
Pay	LCH.Clearnet	3-month USD-LIBOR	2.198	9/16/2025	65,000	(839)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.2125	9/23/2025	55,000	778
Pay	LCH.Clearnet	3-month USD-LIBOR	2.193	9/23/2025	55,000	(680)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.198	9/23/2025	55,000	(705)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.905	10/6/2025	110,000	1,547
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9545	10/19/2025	66,000	(644)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9865	10/26/2025	52,000	(361)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.038	10/27/2025	48,000	107
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1065	11/6/2025	50,000	(194)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.12	11/9/2025	105,000	(530)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.2395	11/12/2025	9,000	(144)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.08625	11/27/2025	121,000	190
Pay	LCH.Clearnet	3-month USD-LIBOR	2.084	12/1/2025	73,000	(93)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.97125	9/2/2030	124,000	(2,413)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.005	9/2/2030	124,000	(2,761)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	80,000	(14,010)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	27,000	(3,971)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	28,000	(4,302)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(1,504)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7995	7/31/2045	20,000	(1,202)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7025	9/10/2045	93,000	(3,573)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.516	10/20/2045	48,000	124
Pay	LCH.Clearnet	3-month USD-LIBOR	2.525	10/20/2045	32,000	20
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	10/26/2045	20,000	(17)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5375	11/3/2045	42,000	(88)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.58245	11/5/2045	13,000	(156)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.57067	11/9/2045	55,000	(517)
U.S. Government Securities Fund — Page 7 of 9

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6445%	11/10/2045	$26,000	$(668)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6965	11/12/2045	6,000	(223)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7025	11/12/2045	21,000	(808)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6485	11/16/2045	54,375	(1,444)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.52822	11/23/2045	17,800	—[7]
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5295	12/2/2045	41,000	—
						$538

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $102,306,000, which represented 1.43% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,474,000, which represented 1.49% of the net assets of the fund.
[7]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
U.S. Government Securities Fund — Page 8 of 9

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2015, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$156,705
Gross unrealized depreciation on investment securities	(150,450)
Net unrealized appreciation on investment securities	6,255
Cost of investment securities	8,249,506

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0116O-S49178	U.S. Government Securities Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: January 28, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 28, 2016